Exhibit 99.1

World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
July 31, 2021

Dates Covered
Collections Period	07/01/21 - 07/31/21
Interest Accrual Period	07/15/21 - 08/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	08/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/21	167,311,054.25	14,453
Yield Supplement Overcollateralization Amount 06/30/21	6,262,190.90	0
Receivables Balance 06/30/21	173,573,245.15	14,453
Principal Payments	9,943,478.06	334
Defaulted Receivables	58,961.13	5
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/21	5,713,540.38	0
Pool Balance at 07/31/21	157,857,265.58	14,114

Pool Statistics	$ Amount	# of Accounts
Pool Factor	18.56%
Prepayment ABS Speed	1.19%
Aggregate Starting Principal Balance	881,240,341.17	36,325
Delinquent Receivables:
Past Due 31-60 days	1,561,100.32	97
Past Due 61-90 days	304,517.86	24
Past Due 91-120 days	67,889.93	6
Past Due 121+ days	0.00	0
Total	1,933,508.11	127

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.18%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	104,453.32
Aggregate Net Losses/(Gains) - July 2021	(45,492.19)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.31%
Prior Net Losses Ratio	-0.50%
Second Prior Net Losses Ratio	-0.56%
Third Prior Net Losses Ratio	-0.06%
Four Month Average	-0.36%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.99%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	8,171,418.89
Weighted Average Contract Rate	3.00%
Weighted Average Contract Rate, Yield Adjusted	6.08%
Weighted Average Remaining Term	28.63

Flow of Funds	$ Amount
Collections	10,480,433.07
Investment Earnings on Cash Accounts	53.77
Servicing Fee	(144,644.37)
Transfer to Collection Account	0.00
Available Funds	10,335,842.47

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	331,527.96
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	1,282,369.78
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,171,418.89
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	485,752.17

Total Distributions of Available Funds	10,335,842.47

Servicing Fee	144,644.37
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 07/15/21	159,139,635.36
Principal Paid	9,453,788.67
Note Balance @ 08/16/21	149,685,846.69

Class A-1
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-2
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-3
Note Balance @ 07/15/21	62,899,635.36
Principal Paid	9,453,788.67
Note Balance @ 08/16/21	53,445,846.69
Note Factor @ 08/16/21	19.5915860%

Class A-4
Note Balance @ 07/15/21	71,720,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	71,720,000.00
Note Factor @ 08/16/21	100.0000000%

Class B
Note Balance @ 07/15/21	24,520,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	24,520,000.00
Note Factor @ 08/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	396,301.63
Total Principal Paid	9,453,788.67
Total Paid	9,850,090.30

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	150,434.96
Principal Paid	9,453,788.67
Total Paid to A-3 Holders	9,604,223.63

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4936247
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.7754331
Total Distribution Amount	12.2690578

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5514478
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	34.6546505
Total A-3 Distribution Amount	35.2060983

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	135.65
Noteholders' Principal Distributable Amount	864.35

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/21	2,042,854.72
Investment Earnings	45.28
Investment Earnings Paid	(45.28)
Deposit/(Withdrawal)	-
Balance as of 08/16/21	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$583,067.02	$500,674.56	$387,878.05
Number of Extensions	38	32	25
Ratio of extensions to Beginning of Period Receivables Balance	0.34%	0.27%	0.20%